Leases (Details 5) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Leases
Undiscounted cash flows, Operating Lease	$ 893,084
Undiscounted cash flows, Finance Leases	4,600,429
Discount effect of cash flows, Operating Leases	(29,518)
Discount effect of cash flows, Finance Leases	(742,546)
Lease liabilities, Operating Leases	863,566
Recognized income tax, Finance Leases	$ 3,857,883	$ 38,159